Trade and Other Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trade and Other Payables [Abstract]
Trade payables	$ 16,827	$ 18,172
Accrued expenses	17,175	12,637
Other payables - contract liabilities	9,237	0
Other payables	1,983	1,642
Total trade and other payables	45,222	32,451
Comprising [Abstract]
Current	45,222	32,451	[1]
Non-current	$ 0	$ 0
Recognised current liability paid period	30 days

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.